Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Financial Instruments [Abstract]
Schedule of financial assets and financial liabilities
	December 31,
	2021	2020
Financial assets:
Cash and restricted deposits	$6,920	$1,956
Government authorities	52	103
Other receivables	2,504	183

Total financial assets at amortized cost	9,476	2,242

Financial liabilities:

Current financial liabilities carried at amortized cost	-	188
Credit from others, including short-term lease liability	45	-
Warrants liability	359	353
Lease liability	18	-

Total financial and lease liabilities	$422	$541

Schedule of hereinafter are the ranges
The price of the ordinary shares of the valuation date ($)	164.5-238
The exercise price of the option (*) ($)	490
The expected volatility of the price of the ordinary shares (%)	79.2-116.1
The risk-free interest rate for the option contractual term (%)	1.97-2.52
The expected dividends over the option’s expected term (%)	0
Maturity date	November 23, 2019

Schedule of reconciliation of fair value measurements
Balance at December 31, 2018	$277
Net change in fair value of the conversion component designated at fair value through profit or loss	(82)
Conversion of the proportional part out of the conversion component	(195)

Balance at December 31, 2019	$-

Schedule of warrants fair value using Black–Scholes OPM
	December 31, 2021	December 31, 2020	March 23, 2020
Dividend yield (%)	0	0	0
Expected volatility (%)	148	132	122.01
Risk-free interest rate (%)	0.87	0.38	0.38
Underlying Share Price ($)	6.23	3.625	0.43
Exercise price ($)	24.50	24.50	24.50
Warrants fair value ($)	4.15	0.32	0.36